Fees Summary	Feb. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,300,425,000.00
Previously Paid Amount	0.00
Total Fee Amount	593,888.69
Total Offset Amount	0.00
Net Fee	$ 593,888.69